Finance costs (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance Cost [Abstract]
Interest and related expenses	¥ 120	¥ 99	¥ 68
Exchange gains	1	(2)	(4)
Finance costs	¥ 121	¥ 97	¥ 64